Staff Costs and Directors' Emoluments - Summary of Staff Costs (Detail) - Costs by employer [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and other post-retirement benefits:
Total staff costs	$ 2,180	$ 2,165	$ 2,040
Costs borne by IHG [member]
Costs
Wages and salaries	1,982	1,956	1,868
Social security costs	131	127	106
Pension and other post-retirement benefits:
Defined benefit plans (note 27)	3	19	5
Defined contribution plans	64	63	61
Total staff costs	735	708	645
Costs are borne by the System Fund [member]
Pension and other post-retirement benefits:
Total staff costs	313	347	339
Costs are reimbursed [member]
Pension and other post-retirement benefits:
Total staff costs	$ 1,132	$ 1,110	$ 1,056